CERTIFICATION
                                  -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Institutional Liquidity Cash Management Funds (1933 Act File No. 333-120167; 1940 Act File No. 811-21648) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Cash Management Money Market Portfolio, Cash Management Prime Portfolio and Cash Management Treasury Portfolio, each a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement ("Amendment No. 6") and (b) that Amendment No. 6 was filed electronically.






Dated:   August 1, 2008                     By:      /s/ Claudia A. Brandon
                                                     ----------------------
                                                         Claudia A. Brandon
                                                         Secretary